Shareholder Report, Line Graph (Details) 195785_Amplify Small-Mid Cap Equity ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 22, 2024	Sep. 30, 2025
Amplify Small-Mid Cap Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Amplify Small-Mid Cap Equity ETF NAV
Accumulated Value	$ 10,000	$ 10,114
S&P 1000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 1000 Total Return
Accumulated Value	$ 10,000	$ 10,537